Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Financial Instruments at Fair Value Through Profit or Loss
8.
FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31,	December 31,
	2022	2023
Financial liabilities at fair value through profit or loss (FVTPL)
Derivative financial liabilities – K2HV warrants	$90,213	$87,693
Derivative financial liabilities – Tranche 2B warrants	—	701
	$90,213	$88,394